Provision for reclamation (Tables)	12 Months Ended
Aug. 31, 2022
Provision For Reclamation
Schedule of reconciliation for reclamation

	2022	2021
Balance, beginning of year	$2,681	$2,680
Decrease in estimate for provision for reclamation	-	(133)
Reclamation expense	134	134
Balance, end of year	$2,815	$2,681